INCOME TAXES (Details 2) - CNY (¥) ¥ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Deferred Tax Assets, Tax Credit Carryforwards	¥ 98,137	¥ 228,035
Year 2016 [Member]
Deferred Tax Assets, Tax Credit Carryforwards	0	40,099
Year 2017 [Member]
Deferred Tax Assets, Tax Credit Carryforwards	9,804	21,254
Year 2018 [Member]
Deferred Tax Assets, Tax Credit Carryforwards	4,815	5,290
Year 2019 [Member]
Deferred Tax Assets, Tax Credit Carryforwards	19,348	19,348
Year 2020 [Member]
Deferred Tax Assets, Tax Credit Carryforwards	12,146	12,146
Year 2021 and Thereafter [Member]
Deferred Tax Assets, Tax Credit Carryforwards	¥ 181,922	¥ 0